Net interest income (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Impact of Adoption of IFRS 9 on Interest Income and Expense

Impact of adoption of IFRS 9 on interest income and expense presentation

		Reclassification	First 6 months of
		of interest	2017 on
	Reported in first	related to	comparable	Reported in
	6 months of	trading assets/	basis to first 6	First 6 months of
in EUR million	2017	liabilities	months of 2018	2018
Total interest income	22,086	(8,558)	13,528	13,094
Total interest expense	(15,375)	8,488	(6,887)	(6,234)

Net interest income	6,711	(70)	6,641	6,860
Valuation results and net trading income	1,090	70	1,160	393